Background information of business and organization (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 CNY (¥)
Henan Rongyao Catering Service Co [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 23, 2021
Registered Capital	$ 1,000,000
Percentage of Equity Attributable to the Group	51.00%	51.00%	51.00%	51.00%
Hudson 888 Owner LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 22, 2015
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan International Property Investment Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 06, 2011
Registered Capital	$ 500,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan International (HK) Property Investment Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 26, 2011
Registered Capital		$ 3,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Development Group International Inc [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 10, 2011
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate, Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 27, 2006
Registered Capital	$ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Development Management East, LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Aug. 28, 2012
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN NY Holding, LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Aug. 29, 2012
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
421 Kent Development, LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Aug. 29, 2012
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Sailing Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 21, 2013
Registered Capital		$ 3,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
AWAN Plasma Sdn Bhd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Apr. 16, 2007
Registered Capital | RM			RM 33,577,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Eco Marine Group Properties Sdn Bhd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 09, 2014
Registered Capital | RM			RM 33,217,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiasheng Real Estate Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 02, 2013
Registered Capital	$ 60,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan (China) Real Estate, Ltd ("Xinyuan China") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Apr. 10, 2006
Registered Capital	$ 307,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 19, 1997
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Qingdao Xinyuan Xiangrui Real Estate Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Feb. 09, 2006
Registered Capital | ¥				¥ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 02, 2006
Registered Capital | ¥				¥ 300,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Property Management Service(Cayman) Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 13, 2018
Registered Capital	$ 50,000
Percentage of Equity Attributable to the Group	43.07%	43.07%	43.07%	43.07%
Xinyuan Property Management Service (BVI) Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 02, 2019
Percentage of Equity Attributable to the Group	43.07%	43.07%	43.07%	43.07%
Xinyuan Property Management Service (HK) Limited [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 08, 2019
Registered Capital		$ 1
Percentage of Equity Attributable to the Group	43.07%	43.07%	43.07%	43.07%
Xinyuan Science and Technology Service Group Co,Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 28, 1998
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	43.07%	43.07%	43.07%	43.07%
Mingyuan Landscape Engineering Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Feb. 17, 2004
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Wanzhuo Real Estate Co,Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 29, 2011
Registered Capital | ¥				¥ 20,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Real Estate Development Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 24, 2006
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Anhui Xinyuan Real Estate Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 07, 2006
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Kunshan Xinyuan Real Estate Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 31, 2008
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate (Chengdu) Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 12, 2007
Registered Capital | ¥				¥ 220,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xuzhou Xinyuan Real Estate Co Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 09, 2009
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Jiye Real Estate Co Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 15, 2009
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Wanzhong Real Estate Co, Ltd ("Beijing Wanzhong") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 04, 2008
Registered Capital | ¥				¥ 900,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 16, 2009
Registered Capital | ¥				¥ 30,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Priority Real Estate Consulting Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 08, 2012
Registered Capital | ¥				¥ 30,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Priority Commercial Management Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Aug. 10, 2012
Registered Capital | ¥				¥ 2,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. ("Suzhou Wanzhuo") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 20, 2012
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	20.00%	20.00%	20.00%	20.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 28, 2005
Registered Capital | ¥				¥ 150,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 25, 2013
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 04, 2013
Registered Capital | ¥				¥ 300,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 10, 2014
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Feb. 21, 2014
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 17, 2014
Registered Capital | ¥				¥ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xi'an Yinghuai Commerce and Trade Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 25, 2014
Registered Capital | ¥				¥ 3,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Apr. 03, 2014
Registered Capital | ¥				¥ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shanghai Junxin Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 16, 2014
Registered Capital | ¥				¥ 5,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Yinghuai Commerce And Trade Co Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 05, 2015
Registered Capital | ¥				¥ 30,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinhe Investment Development Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 05, 2015
Registered Capital | ¥				¥ 5,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 27, 2015
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 19, 2011
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 22, 1998
Registered Capital | ¥				¥ 22,500,000
Percentage of Equity Attributable to the Group	65.98%	65.98%	65.98%	65.98%
421 Kent Holding Co Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 02, 2014
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Manhattan Holding LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 09, 2015
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Hudson 888 Holding LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 09, 2015
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shenzhen Xinchuang Investment Consulting Co., Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 20, 2016
Registered Capital | ¥				¥ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 14, 2013
Registered Capital | ¥				¥ 20,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Shunsheng Real Estate Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 13, 2016
Registered Capital | ¥				¥ 30,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Hunan Erli Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 04, 2008
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
XIN Queens Holding LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Queens Theatre Holdco LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Queens Theatre Owner LLC [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital	$ 1,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinnan Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 21, 2016
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xinyan Investment Management Co., Limited. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Apr. 08, 2016
Registered Capital | ¥				¥ 100,000,000
Percentage of Equity Attributable to the Group	90.00%	90.00%	90.00%	90.00%
Hunan Xintian Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 28, 2009
Registered Capital | ¥				¥ 20,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Hangmei Technology Development Co., Ltd.("Zhengzhou Hangmei") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 25, 2014
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 14, 2015
Registered Capital | ¥				¥ 40,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Hangmei Zhengxing Technology Co., Ltd. Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 28, 2016
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Xi'an Dingrun Real Estate Co., Ltd. ("Xi'an Dingrun") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 01, 2011
Registered Capital | ¥				¥ 20,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Kangshengboda Real Estate Co Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 29, 2016
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhuhai Prince Real Estate Co., Ltd. ("Zhuhai Prince") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 13, 1990
Registered Capital | ¥				¥ 307,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Renxin Real Estate Co., Ltd. ("Henan Renxin") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 11, 2008
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	51.00%	51.00%	51.00%	51.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 02, 2017
Registered Capital | ¥				¥ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Hangzhou Huiyuan Investment Management Partnership Enterprise (Limited partnership) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 23, 2017
Registered Capital | ¥				¥ 5,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Guangdong Xinyuan Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 18, 2017
Registered Capital | ¥				¥ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Taicang Pengchi Real Estate Co., Limited. ("Taicang Pengchi") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 16, 2017
Registered Capital | ¥				¥ 200,000,000
Percentage of Equity Attributable to the Group	17.00%	17.00%	17.00%	17.00%
Khorgos XinYan Enterprise Management Consulting Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 04, 2017
Registered Capital | ¥				¥ 5,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jinan Xinyuan Quansheng Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 25, 2018
Registered Capital | ¥				¥ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Suzhou Yuxi Real Estate Co., Limited. ("Suzhou Yuxi") (2) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 05, 2018
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	20.00%	20.00%	20.00%	20.00%
Xinchuang Sailing (Dalian) Healthy Technology Industrial Investment Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 05, 2018
Registered Capital	$ 600,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Dalian Xinyi Renju Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 26, 2018
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Huicheng Technology Development Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 26, 2018
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Suzhou Yefang Real Estate Co., Limited. ("Suzhou Yefang") (3) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Apr. 14, 2017
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	20.00%	20.00%	20.00%	20.00%
Chengdu Xinyuan Renju Enterprise Management Co., Ltd. ("Chengdu Renju") (4) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 26, 2017
Registered Capital	$ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Chengdu Guohongteng Real Estate Co., Ltd. ("Chengdu Guohongteng") (5)
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 16, 2010
Registered Capital	$ 1,673,179,200
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Qingdao Keda Real Estate Co., Ltd. ("Qingdao Keda") (6) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 20, 2010
Registered Capital	$ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Wuhan Yinghexin Real Estate Co., Ltd. ("Wuhan Yinghexin") (7) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 15, 2014
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Property Management Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 01, 2016
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhuhai Xinyuan Real Estate Co Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 31, 2018
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jinan Renju Building Material Co., Ltd.
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 02, 2019
Registered Capital	$ 50,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Dalian Xinyi Yaju Real Estate Co., Ltd.
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 16, 2019
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Guangdong Xinchuang Kechuang Zhigu Development Co., Ltd.
Background information of business and organization
Registered Place and Date of Incorporation	Feb. 27, 2019
Registered Capital	$ 100,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jiangxi Xinyuan Heju Enterprise Management Consulting Service Co., Ltd.
Background information of business and organization
Registered Place and Date of Incorporation	Apr. 02, 2019
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing I-Journey Science and Technology Development Co., Ltd. (I-Journey) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Oct. 20, 2015
Registered Capital	$ 40,000,000
Percentage of Equity Attributable to the Group	93.00%	93.00%	93.00%	93.00%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.("Xichuang") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 16, 2015
Registered Capital	$ 30,000,000
Percentage of Equity Attributable to the Group	93.00%	93.00%	93.00%	93.00%
Beijing Ruizhuo Xitou Development Co., Ltd. ("Xitou")
Background information of business and organization
Registered Place and Date of Incorporation	Jul. 16, 2015
Registered Capital	$ 30,000,000
Percentage of Equity Attributable to the Group	85.00%	85.00%	85.00%	85.00%
Beijing Future Xinzhihui Technology Development Center (Limited Partnership) ("Xinzhihui") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 16, 2016
Registered Capital	$ 30,000,000
Percentage of Equity Attributable to the Group	90.67%	90.67%	90.67%	90.67%
Beijing Future Xinhujin Technology Development Center (Limited Partnership) ("Xinhujin") [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 30, 2016
Registered Capital	$ 20,000,000
Percentage of Equity Attributable to the Group	89.50%	89.50%	89.50%	89.50%
Beijing Future Xinruifeng Technology Development Center (Limited Partnership) (Xinruifeng) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Feb. 23, 2017
Registered Capital	$ 20,000,000
Percentage of Equity Attributable to the Group	77.50%	77.50%	77.50%	77.50%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 15, 2006
Registered Capital	$ 250,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinhe Real Estate Co, Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 08, 2020
Registered Capital	$ 50,000,000
Percentage of Equity Attributable to the Group	80.00%	80.00%	80.00%	80.00%
Zhengzhou Xinying Real Estate Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 19, 2020
Registered Capital	$ 30,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinyuan Xinsheng Business Management Co. Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 02, 2020
Registered Capital	$ 1,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Dalian Xinsheng Industrial Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Dec. 16, 2020
Registered Capital	$ 20,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Guoxin Chuangxiang (Tianjin) Enterprise Management Consulting Partnership (Limited Partnership) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 02, 2020
Registered Capital	$ 15,000,000
Percentage of Equity Attributable to the Group	95.22%	95.22%	95.22%	95.22%
Guoxin Chuangzhi (Tianjin) Enterprise Management Consulting Partnership (Limited Partnership) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 23, 2020
Registered Capital	$ 135,000,000
Percentage of Equity Attributable to the Group	94.41%	94.41%	94.41%	94.41%
Chongqing Heavy Duty Vehicle Group Hong Property Llc Wulong Branch [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 26, 2021
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinzhixiang Electronic Technology Co [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 20, 2020
Registered Capital	$ 5,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Zhengzhou Shengxin Landscape Engineering Co., Ltd [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 10, 2021
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	51.00%	51.00%	51.00%	51.00%
Henan Xinyuan Property Service Co., Ltd.. Runan Branch [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 18, 2021
Henan Xinyuan Property Service Co Ltd Xincai Branch [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Nov. 19, 2021
Henan Kai Dao real Estate Brokerage Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 30, 2021
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Shanghai Xinqiao Trading Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 17, 2021
Registered Capital	$ 30,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Hainan Xinyuan Heju Enterprise Management Consulting Service Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Sep. 27, 2020
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Guangzhou Xinyuan Commercial Management Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 30, 2021
Registered Capital	$ 1,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Hongsheng Commercial Management Co., Ltd. [Member]
Background information of business and organization
Registered Place and Date of Incorporation	May 06, 2021
Registered Capital	$ 1,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Background information of business and organization
Registered Place and Date of Incorporation	Jun. 07, 2016
Registered Capital	$ 2,000,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Jiangsu Xinyuan Yaju Enterprise Management Co., Ltd.
Background information of business and organization
Registered Place and Date of Incorporation	Aug. 23, 2023
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	100.00%	100.00%	100.00%	100.00%
Beijing Yuzhouyun Technology Development Center (Limited partnership) ("Yuzhouyun") (Note 2(a)) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Mar. 02, 2018
Registered Capital	$ 18,388,300
Percentage of Equity Attributable to the Group	51.00%	51.00%	51.00%	51.00%
Beijing Ruizhuo Xihui Technology Development Centre Co., Ltd (Note 2(a)) [Member]
Background information of business and organization
Registered Place and Date of Incorporation	Jan. 22, 2017
Registered Capital	$ 10,000,000
Percentage of Equity Attributable to the Group	1.00%	1.00%	1.00%	1.00%